New Standards, Amendments and Interpretations Adopted by the Company	12 Months Ended
Dec. 31, 2024
New Standards, Amendments and Interpretations Adopted by the Company [Abstract]
New standards, amendments and interpretations adopted by the Company

4. New standards, amendments and interpretations adopted by the Company

In 2024, the following revised standards were adopted:

IAS 7 & IFRS 7	Amendments to IAS 7 and IFRS 7, Supplier Finance Arrangements

IFRS 16	Amendments to IFRS 16, Lease Liability in a Sale and Leaseback

IAS 1	Amendments to IAS 1, Non-current Liabilities with Covenants

IAS 1	Amendments to IAS 1, Classification of Liabilities as Current or Non-current

Adoption did not have any material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2025, and have not been applied in preparing these consolidated financial statements.

				Planned
				application
			Effective	by the
Standard/Interpretation		Impact	date	Company
New standards, interpretations or amendments
IAS 21	Amendments to IAS 21, Lack of Exchangeability	1)	January 1,2025	FY 2025

IFRS 9 & 7	Amendments to IFRS 9 and 7, Classification and Measurement of Financial Instruments	1)	January 1,2026	FY 2026

IFRS 18	IFRS 18, Presentation and Disclosures in Financial Statements	2)	January 1,2027	FY 2027

IFRS 19	IFRS 19, Subsidiaries without Public Accountability: Disclosures	3)	January 1,2027	FY 2027

(1)	No material impact on the Company is expected from the amendments to IAS 21, IFRS 9 & 7.

(2)	IFRS 18 will not have an effect on the recognition and measurement of items in the consolidated financial statements. However, it is expected to have a significant effect on the presentation and disclosure of certain items.

(3)	The Company does not expect to be eligible to apply IFRS 19.